Organization and Summary of Significant Accounting Policies - Schedule of Disaggregates Our Cash Balances by Currency Denomination (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	$ 8,921	$ 10,145
SGD [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	8,513	10,037
USD [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	370	16
MYR [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated		54
HKD [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	$ 38	$ 38